Derivatives (Details 7) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Derivative object hedge	$ 1,161,200
Fair value adjustment to the hedge object asset	17,120
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	17,053
Interest Rate Contract Future Portfolio Hedge Credit Card [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	312,871
Fair value adjustment to the hedge object asset	13,237
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	13,154
Interest Rate Contracts Future Portfolio Hedge Loan [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	848,329
Fair value adjustment to the hedge object asset	3,883
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	$ 3,899